As filed with the Securities and Exchange Commission on November 9, 2011

Securities Act File No. 33-25747

Investment Company File No. 811-5698

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒
and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 30	☒

(Check appropriate box or boxes)

TAX EXEMPT PROCEEDS FUND, INC.

(Exact Name of Registrant as Specified in Charter)

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

(212) 830-5200

(Registrant's Telephone Number, including Area Code)

Copy to:

Christine Manna c/o Reich & Tang Asset Management, LLC 1411 Broadway, 28th Floor New York, New York 10018 (Name and Address of Agent for Service)	Michael R. Rosella, Esq. Paul Hastings LLP 75 East 55th Street New York, New York 10022 (212) 318-6800

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 9th day of November, 2011.

TAX EXEMPT PROCEEDS FUND, INC.

By:	/S/ MICHAEL P. LYDON
Michael P. Lydon President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	SIGNATURE	CAPACITY	DATE

(1) Principal Executive Officer

By:	/S/ MICHAEL P. LYDON Michael P. Lydon	President and Chief Executive Officer	November 9, 2011

(2) Principal Financial and Accounting Officer

By:	/S/ ESTHER CHEUNG Esther Cheung	Treasurer and Assistant Secretary	November 9, 2011

(3) Board of Directors

By:	/S/ CATHERINE S. BOONE		November 9, 2011
	Catherine S. Boone	Director *
	Marian Chertow	Director *
	Glenn S. Klocko	Director *
	Sarah Sanders	Director *

By:	/S/ CHRISTINE MANNA Christine Manna *Attorney-in-Fact		November 9, 2011
*	See Exhibit (q) herein for Powers of Attorney.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX.101.PRE	XBRL Taxonomy Extension Presentation Linkbase